Income Taxes (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [abstract]
Net income before tax	$ 107,180	$ 58,955
Statutory tax rate	27.00%	27.00%
Anticipated income tax at statutory rates	$ 28,939	$ 15,918
Non-deductible expenditures (deductible expenditures)	(5,535)	1,326
Differences between Canadian and foreign tax rates	4,392	1,284
Change in estimate	(93)	(192)
Effect of change in tax rates	(1,919)	436
Inflation adjustment	(24,873)	(10,634)
Impact of foreign exchange	14,865	15,081
Changes in deferred tax assets not recognized	18,692	5,909
Mining taxes	7,636	4,656
Withholding taxes	8,148	3,670
Other items	(2,471)	(52)
Total tax expense	47,781	37,402
Current income tax expense	51,651	38,818
Deferred income tax recovery	$ (3,870)	$ (1,416)